Equity-Accounted Investments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
Disclosure of joint ventures
The following table presents details of the Partnership's joint ventures:

Name of Joint Venture	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
OOG-TKP FPSO GmbH	Austria	50%
OOG-TKP FPSO GmbH & Co KG	Austria	50%
OOG-TKP Oil Services Ltd.	Cayman Islands	50%
OOG-TK Libra GmbH	Austria	50%
OOG-TK Libra GmbH & Co KG	Austria	50%
OOGTK Libra Operator Holdings Limited	Cayman Islands	50%
OOGTK Libra Producao de Petroleo Ltda	Brazil	50%
OOG-TKP Operator Holdings Limited	Cayman Islands	50%
OOG-TKP Producao de Petroleo Ltda	Brazil	50%
TK-Ocyan Libra Oil Services Ltd.	Cayman Islands	50%
The Partnership's investment in the Libra Joint Venture (as defined below) includes its investments in the below entities:

Name of Joint Venture	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
OOG-TK Libra GmbH	Austria	50%
OOG-TK Libra GmbH & Co KG	Austria	50%
OOGTK Libra Operator Holdings Limited	Cayman Islands	50%
OOGTK Libra Producao de Petroleo Ltda	Brazil	50%
TK-Ocyan Libra Oil Services Ltd.	Cayman Islands	50%
The Partnership's investment in the Itajai Joint Venture (as defined below) includes its investments in the below entities:

Name of Joint Venture	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
OOG-TKP FPSO GmbH	Austria	50%
OOG-TKP FPSO GmbH & Co KG	Austria	50%
OOG-TKP Oil Services Ltd.	Cayman Islands	50%
OOG-TKP Operator Holdings Limited	Cayman Islands	50%
OOG-TKP Producao de Petroleo Ltda	Brazil	50%
The following tables presents summarized financial information assuming a 100% ownership interest in the Partnership’s equity-accounted investments.

	December 31, 2020			December 31, 2019			January 1, 2019
	Libra Joint Venture	Itajai Joint Venture	Total	Libra Joint Venture	Itajai Joint Venture	Total	Libra Joint Venture	Itajai Joint Venture	Total
	$	$	$	$	$	$	$	$	$
Current assets	123,576	29,605	153,181	126,154	33,565	159,719	114,949	34,314	149,263
Non-current assets	765,239	278,113	1,043,352	813,330	306,178	1,119,508	877,719	308,064	1,185,783
Current liabilities	83,028	43,681	126,709	80,321	46,741	127,062	87,392	47,403	134,795
Non-current liabilities	567,474	18,888	586,362	611,457	76,277	687,734	668,689	113,923	782,612
Net assets	238,313	245,149	483,462	247,706	216,725	464,431	236,587	181,052	417,639
Ownership interest	50%	50%	50%	50%	50%	50%	50%	50%	50%
Equity-accounted investments	119,157	122,575	241,731	123,853	108,363	232,216	118,294	90,526	208,819
Cash and cash equivalents	8,450	10,396	18,846	7,972	10,556	18,528	66,217	23,417	89,634
Current financial liabilities	66,223	35,533	101,756	62,676	35,954	98,630	58,281	31,782	90,063
Non-current financial liabilities	495,861	18,546	514,407	530,588	71,836	602,424	579,156	105,382	684,538

			Year ended December 31,
	2020	2020	2020	2019	2019	2019
	Libra Joint Venture	Itajai Joint Venture	Total	Libra Joint Venture	Itajai Joint Venture	Total
	$	$	$	$	$	$
Revenues	181,734	82,170	263,904	181,172	84,275	265,447
Depreciation and amortization	(48,408)	(16,419)	(64,827)	(47,282)	(16,371)	(63,653)
Interest expense	(20,493)	(8,373)	(28,866)	(34,798)	(6,938)	(41,736)
Interest income	83	170	253	203	—	203
Income tax (expense) recovery	(100)	(534)	(634)	(166)	(330)	(496)
Net income (loss) and other comprehensive income (loss)	43,882	27,960	71,842	34,686	32,850	67,536
Ownership interest	50%	50%	50%	50%	50%	50%
Equity-accounted income (loss)	21,941	13,980	35,921	17,343	16,425	33,768
Dividends received by the Partnership	27,492	2,250	29,742	15,405	2,250	17,655

The Partnership's investment in equity-accounted investments and its interest in the net income of its equity-accounted investments are included in the Partnership's FPSO segment.